Condensed Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Jun. 30, 2025
Current Assets:
Cash		$ 676,588	$ 933,826
Restricted cash		125,107	145,739
Fixed deposits		2,703,164	2,654,150
Accounts receivable, net		13,147,199	12,280,554
Notes receivable			29,544
Advance to suppliers, net		967,751	781,590
Inventories		1,709,583	1,513,758
Loans receivable		3,515,050	1,000,000
Prepaid expenses and other current assets, net		643,705	600,927
Total current assets		23,488,147	19,940,088
Non-current assets:
Non-current accounts receivable		598,851	517,810
Non-current loan receivable		29,877,077	3,515,050
Property and equipment, net		5,273,352	2,633,046
Intangible assets, net		524,588	522,560
Right-of-use asset, net		131,736
Deferred tax assets, net		784,701	690,158
Other non-current assets		90,381	15,779
Total non-current assets		37,280,686	7,894,403
Total Assets		60,768,833	27,834,491
Current Liabilities:
Bank borrowings		8,351,354	7,501,467
Accounts payable		6,734,957	4,075,878
Notes Payable		213,408
Advance from customers		328,340	926,830
Taxes payable		3,061,171	3,268,416
Due to related parties		183,746	210,490
Lease liability		52,306
Other payables and other current liabilities		1,427,481	963,789
Total current liabilities		20,352,763	16,946,870
Non-current Liabilities:
Non-current bank borrowings		3,129,980	3,073,227
Non-current lease liability		110,260
Total non-current liabilities		3,240,240	3,073,227
Total Liabilities		23,593,003	20,020,097
Commitments and Contingencies
Equity:
Ordinary Shares Value	[1]		1,875
Subscription receivable		(1,699)	(1,699)
Additional paid-in capital		36,819,401	6,831,401
Statutory reserves		800,096	800,096
(Deficit)/Retained earnings		(56,525)	525,406
Accumulated other comprehensive loss		(333,180)	(279,104)
Total shareholders’ equity of the Company		37,241,968	7,877,975
Non-controlling interests		(66,138)	(63,581)
Total Equity		37,175,830	7,814,394
Total Liabilities and Equity		60,768,833	27,834,491
Common Class A [Member]
Equity:
Ordinary Shares Value	[1]	12,331
Common Class B [Member]
Equity:
Ordinary Shares Value	[1]	$ 1,544

[1]	The shares data are presented on a retroactive basis to reflect the 100 to 1 share consolidation (Note 15).